Summary of Gross Loans Origination and Internally Assigned Credit Risk Ratings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	₨ 1,517,172.2	$ 18,204.6	₨ 510,417.8
Before four years	737,926.2	8,854.4	320,947.2
Before three years	1,063,060.5	12,755.7	507,416.1
Before two years	2,153,627.5	25,841.5	775,037.4
Before one years	3,726,120.8	44,709.9	1,818,009.0
Current	5,536,503.1	66,432.7	3,600,410.4
Revolving Loans	4,489,936.0	53,874.9	3,658,893.5
Revolving loans converted to term loans	366,061.8	4,392.4	315,448.9
Total	19,590,408.1	235,066.1	11,506,580.3
Retail loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	18,759.7	225.1
Before four years	14,440.6	173.3
Before three years	8,618.8	103.4
Before two years	16,233.9	194.8
Before one years	24,209.1	290.5
Current	3,632.3	43.6
Revolving Loans	25,837.7	310.0
Revolving loans converted to term loans	13,679.9	164.1
Total	125,412.0	1,504.8
Retail loans | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	17,086.4		15,517.1
Before four years	42,112.7		39,749.6
Before three years	88,862.3		94,007.2
Before two years	201,625.1		163,319.0
Before one years	402,140.9		310,066.9
Current	541,384.9		526,442.7
Revolving Loans	85,310.8		71,995.1
Revolving loans converted to term loans	0.0		0.0
Total	1,378,523.1		1,221,097.6
Retail loans | Auto loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,376.8
Before four years	1,913.2
Before three years	1,683.1
Before two years	1,835.8
Before one years	1,688.5
Current	150.7
Revolving Loans	0.0
Revolving loans converted to term loans	0.0
Total	8,648.1
Retail loans | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	4,925.6		2,778.0
Before four years	29,598.6		22,113.3
Before three years	64,272.4		89,549.8
Before two years	240,817.4		158,430.1
Before one years	648,273.2		494,010.7
Current	1,195,151.2		1,209,127.8
Revolving Loans	570,146.5		491,369.9
Revolving loans converted to term loans	366,061.8		315,448.9
Total	3,119,246.7		2,782,828.5
Retail loans | Personal loans/Credit card | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,681.8
Before four years	4,635.9
Before three years	3,526.2
Before two years	10,050.8
Before one years	17,073.2
Current	2,838.5
Revolving Loans	21,307.8
Revolving loans converted to term loans	13,679.9
Total	74,794.1
Retail loans | Retail business banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	96,212.4		80,434.7
Before four years	64,673.1		61,911.5
Before three years	111,742.4		97,219.4
Before two years	319,787.1		189,834.9
Before one years	528,704.6		413,863.3
Current	701,737.8		600,365.7
Revolving Loans	2,384,978.8		1,934,995.7
Revolving loans converted to term loans	0.0		0.0
Total	4,207,836.2		3,378,625.2
Retail loans | Retail business banking | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,163.3
Before four years	298.8
Before three years	138.6
Before two years	19.7
Before one years	0.2
Current	0.0
Revolving Loans	9.5
Revolving loans converted to term loans	0.0
Total	1,630.1
Retail loans | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	12,612.6		4,379.3
Before four years	17,986.3		22,200.6
Before three years	36,439.4		53,522.0
Before two years	159,942.5		97,469.8
Before one years	461,582.2		280,514.9
Current	723,662.0		630,169.3
Revolving Loans	207,377.9		197,631.9
Revolving loans converted to term loans	0.0		0.0
Total	1,619,602.9		1,285,887.8
Retail loans | Commercial vehicle and construction equipment finance | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,547.1
Before four years	2,379.5
Before three years	1,597.7
Before two years	2,231.2
Before one years	1,935.0
Current	104.3
Revolving Loans	1.3
Revolving loans converted to term loans	0.0
Total	9,796.1
Retail loans | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,373,409.5		398,743.8
Before four years	572,124.7		161,654.0
Before three years	741,491.1		143,395.8
Before two years	1,175,303.7		120,395.0
Before one years	1,480,508.1		167,253.7
Current	1,650,330.9		29,459.3
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	6,993,168.0		1,020,901.6
Retail loans | Housing loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	11,133.4
Before four years	759.5
Before three years	105.6
Before two years	7.5
Before one years	7.2
Current	0.0
Revolving Loans	0.0
Revolving loans converted to term loans	0.0
Total	12,013.2
Retail loans | Other retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	12,925.7		8,564.9
Before four years	11,430.8		13,318.2
Before three years	20,252.9		29,721.9
Before two years	56,151.7		45,588.6
Before one years	204,911.8		152,299.5
Current	724,236.3		604,845.6
Revolving Loans	1,242,122.0		962,900.9
Revolving loans converted to term loans	0.0		0.0
Total	2,272,031.2		1,817,239.6
Retail loans | Other retail loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,857.3
Before four years	4,453.7
Before three years	1,567.6
Before two years	2,088.9
Before one years	3,505.0
Current	538.8
Revolving Loans	4,519.1
Revolving loans converted to term loans	0.0
Total	18,530.4
Retail loans | Performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	15,314.7		14,387.2
Before four years	40,203.8		37,425.2
Before three years	86,953.7		90,148.4
Before two years	198,895.3		160,443.6
Before one years	398,936.3		308,076.9
Current	540,605.2		525,693.8
Revolving Loans	82,616.1		68,980.9
Revolving loans converted to term loans	0.0		0.0
Total	1,363,525.1		1,205,156.0
Retail loans | Performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	4,198.8		2,431.4
Before four years	28,112.1		20,673.2
Before three years	62,604.2		86,038.7
Before two years	237,689.5		155,911.2
Before one years	642,360.7		490,598.8
Current	1,192,606.3		1,206,873.5
Revolving Loans	560,472.3		482,500.3
Revolving loans converted to term loans	365,736.3		315,031.3
Total	3,093,780.2		2,760,058.4
Retail loans | Performing | Retail business banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	88,129.0		75,583.1
Before four years	62,739.9		58,914.7
Before three years	108,288.3		94,372.2
Before two years	317,668.3		185,698.6
Before one years	527,853.5		412,305.0
Current	701,602.8		600,147.3
Revolving Loans	2,348,199.0		1,907,666.5
Revolving loans converted to term loans	0.0		0.0
Total	4,154,480.8		3,334,687.4
Retail loans | Performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	9,984.2		3,981.3
Before four years	16,357.7		19,618.5
Before three years	33,797.5		49,030.6
Before two years	156,354.0		92,773.8
Before one years	456,722.6		277,461.6
Current	722,457.1		629,405.5
Revolving Loans	202,366.2		191,792.7
Revolving loans converted to term loans	0.0		0.0
Total	1,598,039.3		1,264,064.0
Retail loans | Performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,351,187.2		394,712.3
Before four years	565,617.9		160,447.9
Before three years	735,921.2		143,037.0
Before two years	1,170,433.9		120,214.8
Before one years	1,476,703.5		167,130.4
Current	1,649,591.6		29,458.9
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	6,949,455.3		1,015,001.3
Retail loans | Performing | Other retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	9,040.5		5,564.3
Before four years	9,538.8		10,063.3
Before three years	18,091.4		18,382.0
Before two years	53,746.1		42,416.7
Before one years	200,858.5		150,038.1
Current	721,107.1		603,873.8
Revolving Loans	1,198,128.8		930,078.5
Revolving loans converted to term loans	0.0		0.0
Total	2,210,511.2		1,760,416.7
Retail loans | Non-performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	1,771.7		1,129.9
Before four years	1,908.9		2,324.4
Before three years	1,908.6		3,858.8
Before two years	2,729.8		2,875.4
Before one years	3,204.6		1,990.0
Current	779.7		748.9
Revolving Loans	2,694.7		3,014.2
Revolving loans converted to term loans	0.0		0.0
Total	14,998.0		15,941.6
Retail loans | Non-performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	726.8		346.6
Before four years	1,486.5		1,440.1
Before three years	1,668.2		3,511.1
Before two years	3,127.9		2,518.9
Before one years	5,912.5		3,411.9
Current	2,544.9		2,254.3
Revolving Loans	9,674.2		8,869.6
Revolving loans converted to term loans	325.5		417.6
Total	25,466.5		22,770.1
Retail loans | Non-performing | Retail business banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	8,083.4		4,851.6
Before four years	1,933.2		2,996.8
Before three years	3,454.1		2,847.2
Before two years	2,118.8		4,136.3
Before one years	851.1		1,558.3
Current	135.0		218.4
Revolving Loans	36,779.8		27,329.2
Revolving loans converted to term loans	0.0		0.0
Total	53,355.4		43,937.8
Retail loans | Non-performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,628.4		398.0
Before four years	1,628.6		2,582.1
Before three years	2,641.9		4,491.4
Before two years	3,588.5		4,696.0
Before one years	4,859.6		3,053.3
Current	1,204.9		763.8
Revolving Loans	5,011.7		5,839.2
Revolving loans converted to term loans	0.0		0.0
Total	21,563.6		21,823.8
Retail loans | Non-performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	22,222.3		4,031.5
Before four years	6,506.8		1,206.1
Before three years	5,569.9		358.8
Before two years	4,869.8		180.2
Before one years	3,804.6		123.3
Current	739.3		0.4
Revolving Loans	0.0		0.0
Revolving loans converted to term loans	0.0		0.0
Total	43,712.7		5,900.3
Retail loans | Non-performing | Other retail loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	3,885.2		3,000.6
Before four years	1,892.0		3,254.9
Before three years	2,161.5		11,339.9
Before two years	2,405.6		3,171.9
Before one years	4,053.3		2,261.4
Current	3,129.2		971.8
Revolving Loans	43,993.2		32,822.4
Revolving loans converted to term loans	0.0		0.0
Total	61,520.0		56,822.9
Wholesale loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	246,913.8	2,962.7	137,178.9
Before four years	268,724.2	3,224.4	138,901.5
Before three years	592,298.3	7,107.0	321,892.8
Before two years	980,330.6	11,763.0	712,836.2
Before one years	1,222,234.9	14,665.6	1,257,010.8
Current	2,090,544.0	25,084.5	1,472,089.3
Revolving Loans	1,801,593.5	21,617.5	1,871,602.6
Total	7,202,639.3	86,424.7	5,911,512.1
Wholesale loans | Write off
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,585.0	31.0
Before four years	264.3	3.2
Before three years	0.0	0.0
Before two years	0.0	0.0
Before one years	481.5	5.8
Current	0.0	0.0
Revolving Loans	244.4	2.9
Total	3,575.2	$ 42.9
Wholesale loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	186,460.1		130,723.1
Before four years	264,241.1		135,400.3
Before three years	560,195.2		321,191.0
Before two years	957,023.5		708,309.0
Before one years	1,200,992.0		1,244,766.9
Current	2,071,787.5		1,471,254.9
Revolving Loans	1,773,221.5		1,841,015.5
Total	7,013,920.9		5,852,660.7
Wholesale loans | Labelled
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	14,723.3		2,625.3
Before four years	757.2		1,586.9
Before three years	17,488.3		635.7
Before two years	14,588.1		4,200.8
Before one years	16,225.0		5,946.5
Current	11,623.4		795.3
Revolving Loans	6,485.4		9,548.6
Total	81,890.7		25,339.1
Wholesale loans | Non-performing
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	45,730.4		3,830.5
Before four years	3,725.9		1,914.3
Before three years	14,614.8		66.1
Before two years	8,719.0		326.4
Before one years	5,017.9		6,297.4
Current	7,133.1		39.1
Revolving Loans	21,886.6		21,038.5
Total	₨ 106,827.7		₨ 33,512.3